UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue - 26th Floor
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           New York, NY  10022
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Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arthur Zankel
           --------------------------------------------------
Title:     Managing Member of General Partner
           --------------------------------------------------
Phone:
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Arthur Zankel          New York, New York            05/15/02
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            20
                                               -------------

Form 13F Information Table Value Total:           $228,410
                                               -------------
                                                (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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

                                                  Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ARCHSTONE SMITH TR                COM           039583109   25,022    934,000          SOLE                 934,000    0         0
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ARDEN RLTY INC                    COM           039793104   19,690    693,300          SOLE                 693,300    0         0
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AVALONBAY CMNTys INC              COM           053484101   18,107    363,600          SOLE                 363,600    0         0
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON PROPERTIES INC             COM           101121101   10,462    265,200          SOLE                 265,200    0         0
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CHATEAU CmntyS INC                COM           161726104    1,767     61,500          SOLE                  61,500    0         0
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY OFFICE PROPERTIES TRU      COM           294741103   20,994    700,019          SOLE                 700,019    0         0
-----------------------------------------------------------------------------------------------------------------------------------
GABLES RESIDENTIAL TR             SH BEN INT    362418105   15,537    500,400          SOLE                 500,400    0         0
-----------------------------------------------------------------------------------------------------------------------------------
MACK CALI RLTY CORP               COM           554489104   17,846    514,600          SOLE                 514,600    0         0
-----------------------------------------------------------------------------------------------------------------------------------
PROLOGIS TR                       SH BEN INT    743410102   14,092    603,500          SOLE                 603,500    0         0
-----------------------------------------------------------------------------------------------------------------------------------
RECKSON ASSOCS RLTY Corp          COM           75621K106   28,406  1,151,900          SOLE               1,151,900    0         0
------------------------------------------------------------------------------------------------------------------------------------
SECURITY CAP GROUP INC            CL A          81413P105    1,714     67,302          SOLE                  67,302    0         0
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SHURGARD STORAGE CENTERS INCCL A  COM           82567D104    9,570    282,300          SOLE                 282,300    0         0
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SUMMIT PPTYS INC                  COM           866239106   25,958  1,059,500          SOLE               1,059,500    0         0
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VORNADO RLTY TR                   SH BEN INT    929042109   15,235    345,000          SOLE                 345,000    0         0
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ALEXANDERS INC                    COM           014752109      744     12,300          SOLE                  12,300    0         0
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ATLANTIC RLTY TR                  SH BEN INT    048798102      305     37,000          SOLE                  37,000    0         0
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BOCA RESORTS INC                  CL A          09688T106      582     45,000          SOLE                  45,000    0         0
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EQUITY INNS INC                   COM           294703103      860    107,500          SOLE                 107,500    0         0
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FAIRMONT HOTELS RESORTS INC       COM           305204109      566     20,000          SOLE                  20,000    0         0
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RECKSON ASSOCs RLTY CORP          CL B          75621K304      953     37,000          SOLE                  37,000    0         0
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